Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Other Intangible Assets, Net [Abstract]
Other Intangible Assets, Net
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

a.             Definite-lived other intangible assets:

	December 31,
	2012	2011
Original amounts:
Core technology	$290,217	$189,446
Customer relationships and distribution network	193,868	150,162
Capitalized software development costs	12,518	11,217
Trademarks	14,487	15,469
Covenant not to compete	10,582	3,076

	521,672	369,370
Accumulated amortization:
Core technology	152,331	110,194
Customer relationships and distribution network	114,384	81,709
Capitalized software development costs	10,016	8,622
Trademarks	11,111	9,535
Covenant not to compete	5,084	1,157

	292,926	211,217

Other intangible assets, net	$228,746	$158,153

b.	Amortization expense amounted to $ 79,196, $ 52,574 and $ 45,353 for the years 2012, 2011 and 2010, respectively.

c.	Estimated amortization expense (excluding amortization of capitalized software development costs):

For the year ended December 31,

2013	$72,269
2014	50,549
2015	39,987
2016	30,092
2017	23,651
2018 and thereafter	9,696

$226,244